OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of basis of geographical segments
	Year ended December 31
	2021	2020	2019
	USD thousands

America	304,686	180,515	261,534
APAC	20,931	20,804	33,052
EMEA	16,328	10,601	31,174

Total	341,945	211,920	325,760